Prospectus Supplement
John Hancock Funds II
Multi-Asset High Income Fund (the fund)
Supplement dated April 24, 2025 to the current Prospectus, as may be supplemented (the Prospectus)
As of March 31, 2026 (the Effective Date), John F. Addeo, CFA will no longer serve as a portfolio manager of the fund. As of the Effective Date, Geoffrey Kelley, CFA, Caryn E. Rothman, CFA, Nathan W. Thooft, CFA and Christopher Walsh, CFA will continue to serve as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of the Effective Date, all references to Mr. Addeo will be removed from the Prospectus.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Statement of Additional Information Supplement
John Hancock Funds II
Multi-Asset High Income Fund (the fund)
Supplement dated April 24, 2025 to the current Statement of Additional Information, as may be supplemented (the SAI)
As of March 31, 2026 (the Effective Date), John F. Addeo, CFA will no longer serve as a portfolio manager of the fund. As of the Effective Date, Geoffrey Kelley, CFA, Caryn E. Rothman, CFA, Nathan W. Thooft, CFA and Christopher Walsh, CFA will continue to serve as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, as of the Effective Date, all references to Mr. Addeo will be removed from the SAI.
You should read this supplement in conjunction with the SAI and retain it for your future reference.
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock, and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.